UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.05%
Corporate Revenue Bonds – 5.12%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$1,900,973
Dauphin County Industrial Development Authority Water
Revenue
(Dauphin Consolidated Water Supply Project) Series B
6.70% 6/1/17	1,750,000	1,878,205
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,136,520
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,740,210
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,244,525
		24,900,433
Education Revenue Bonds – 22.64%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	858,787
7.00% 11/1/40	1,000,000	1,153,850
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,501,450
Series A 5.00% 3/1/24	1,000,000	1,182,150
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,624,815
(Duquesne University) Series A 5.00% 3/1/33	425,000	474,436
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,376,146
Series A 5.75% 10/15/40	2,200,000	2,381,522
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,980,512
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,062,930
5.00% 10/1/39	1,250,000	1,319,663
5.00% 10/1/44	1,000,000	1,046,350
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,171,753
Series A 5.00% 8/1/45	1,250,000	1,301,350

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	$3,246,330
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	911,173
5.00% 7/1/45	2,500,000	2,587,175
5.00% 7/1/46	1,425,000	1,478,751
5.00% 7/1/47	1,000,000	1,041,020
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,949,635
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	797,417
5.25% 2/1/34	1,000,000	1,084,210
5.25% 2/1/39	2,750,000	2,977,205
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
4.25% 4/1/35	1,080,000	1,092,409
5.625% 4/1/40	2,375,000	2,560,416
5.75% 4/1/40	2,000,000	2,205,040
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,406,720
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,346,725
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,455,902
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,067,220
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,930,095
Series A 5.00% 7/1/41	1,500,000	1,592,295
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,140,580
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,547,145
6.25% 10/1/43	2,000,000	2,214,760
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (SGI)	4,000,000	4,047,840
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,618,642
(Thomas Jefferson University) 5.00% 3/1/24	1,115,000	1,310,281
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,152,160
Series A 5.00% 9/1/29	1,000,000	1,153,110

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Trustees of the University of Pennsylvania)
Series A 5.00% 9/1/41	5,000,000	$5,708,000
(University of Pennsylvania)
Series B 5.00% 9/1/30	1,000,000	1,121,780
Series B 5.00% 9/1/31	250,000	279,863
Series B 5.00% 9/1/32	1,000,000	1,116,360
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,688,490
5.00% 11/1/42	1,000,000	1,106,330
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Project) Series A
7.25% 6/15/43	2,500,000	2,831,350
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,155,000	1,233,956
Series A 5.75% 6/15/42	2,500,000	2,589,350
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,584,210
Series A 5.625% 6/15/42	3,000,000	3,162,360
(Mast Charter School) 6.00% 8/1/35	1,610,000	1,780,451
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,101,820
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,681,095
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,137,412
7.00% 6/15/43	1,535,000	1,729,976
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex)
Series A 5.50% 7/1/35 (ACA)	1,525,000	1,526,510
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,100
University of Pittsburgh Commonwealth System of Higher
Education
(University Capital Project) Series B 5.25% 9/15/25	2,000,000	2,294,640
		110,025,023
Electric Revenue Bonds – 0.64%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance) Series A 5.00% 8/1/16	3,000,000	3,089,880
		3,089,880

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 25.57%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	$4,431,571
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	11,377,700
Butler County Hospital Authority Revenue
5.00% 7/1/39	1,625,000	1,772,891
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,128,410
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,142,380
Unrefunded 6.375% 1/1/39	495,000	564,438
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,693,350
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,435,122
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,400,520
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,822,129
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	251,635
5.50% 7/1/45	1,000,000	1,006,160
Series A 6.50% 7/1/40	3,000,000	3,097,230
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,040,380
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,236,360
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,490,992
5.00% 4/1/33	1,830,000	1,883,912
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,039,720
5.25% 7/1/42	1,500,000	1,552,650
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,238,239
Series A 5.00% 1/1/41	1,500,000	1,604,925

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	$1,203,330
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,409,900
(Abington Memorial Hospital Obligation Group)
5.00% 6/1/31	4,000,000	4,415,960
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,349,563
5.00% 11/15/28	1,600,000	1,720,992
5.00% 11/15/29	680,000	730,157
Series A-1 6.25% 11/15/29	700,000	788,067
Series B 5.00% 11/15/22	3,000,000	3,079,170
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,010,520
Series A 5.00% 12/1/30	1,500,000	1,523,010
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	5,000,000	5,364,900
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,030,520
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,029,120
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,472,030
5.00% 7/1/32	1,275,000	1,316,068
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,392,196
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University) Series A 5.25% 9/1/50	2,500,000	2,774,250
(University of Pennsylvania Health System)
5.00% 8/15/24	4,850,000	5,650,007
5.25% 8/15/26	3,910,000	4,566,958
5.75% 8/15/23	2,500,000	3,041,600
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,324,169

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	$5,466,928
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,750,000	5,400,797
		124,270,926
Housing Revenue Bonds – 1.29%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	950,000	950,703
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,723
		6,293,426
Lease Revenue Bonds – 3.66%
Allegheny County Industrial Development Authority Lease
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,343,384
5.125% 9/1/31	890,000	893,391
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	11,008,300
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,534,040
		17,779,115
Local General Obligation Bonds – 6.99%
Allegheny County
Series C-65 5.00% 5/1/18	3,765,000	4,125,047
Series C-69 5.00% 12/1/28	1,000,000	1,160,730
Series C-70 5.00% 12/1/33	2,205,000	2,481,683
Bethel Park School District
5.10% 8/1/33	3,000,000	3,360,450
Chester County
5.00% 11/15/32	5,725,000	6,598,234
5.00% 11/15/33	2,625,000	3,017,516
Series C 5.00% 7/15/29	3,000,000	3,365,850
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,904,800
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,465,930
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,185,840

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	$2,330,240
		33,996,320
Pre-Refunded/Escrowed to Maturity Bonds – 13.82%
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,717,360
Commonwealth of Pennsylvania
Second Series 5.00% 1/1/22-16§	10,000,000	10,041,800
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
6.375% 1/1/39-19§	4,505,000	5,221,836
Series A 5.00% 1/1/36-17§	2,500,000	2,615,125
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,180,249
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	5,000,000	5,779,200
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(University of Pennsylvania)
Series B 5.00% 9/1/26-19§	1,450,000	1,656,059
Series B 5.00% 9/1/27-19§	1,550,000	1,770,271
(University of the Arts) 5.20% 3/15/25 (ASSURED GTY)	4,490,000	5,316,205
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	686,057
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,891,643
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	8,920,000	9,892,994
Puerto Rico Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,274,989
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,156,670
		67,200,458
Resource Recovery Revenue Bonds – 1.09%
Delaware County Industrial Development Authority
(Covanta Project) 5.00% 7/1/43	2,155,000	2,170,257

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	$3,144,374
		5,314,631
Special Tax Revenue Bonds – 3.29%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,641,015
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	99,636
Series A 5.75% 12/1/34	3,050,000	3,384,799
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,177,220
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,312,720
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,359,280
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,013,400
		15,988,070
State General Obligation Bonds – 2.47%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,760,880
First Series 5.00% 3/15/28	5,000,000	5,535,400
Second Series 5.00% 4/15/18	4,335,000	4,735,554
		12,031,834
Transportation Revenue Bonds – 8.32%
Delaware River Joint Toll Bridge Commission
5.00% 7/1/29	400,000	469,852
5.00% 7/1/31	700,000	812,700
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,849,405
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,371,350
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,037,458
Series A 5.00% 12/1/23	2,450,000	2,939,241
Series C 5.00% 12/1/44	5,000,000	5,550,450
Series E 5.00% 12/1/29	5,000,000	5,692,750

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/30	2,000,000	$2,269,940
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,282,520
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,155,292
		40,430,958
Water & Sewer Revenue Bonds – 3.15%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,766,373
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,216,585
6.00% 12/1/37	1,000,000	1,060,150
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,279,960
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,182,335
Series A 5.00% 7/1/45	2,500,000	2,785,775
		15,291,178
Total Municipal Bonds (cost $440,704,945)		476,612,252

Total Value of Securities – 98.05%
(cost $440,704,945)		476,612,252

Receivables and Other Assets Net of Liabilities – 1.95%		9,464,832
Net Assets Applicable to 59,589,668 Shares Outstanding – 100.00%		$486,077,084

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $2,681,095, which represents 0.55% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 2
Municipal Bonds	$476,612,252

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ- 007 [11/15] 1/16 (15788)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: